Intangible assets	12 Months Ended
Mar. 31, 2021
Intangible Assets [Abstract]
Intangible assets	Intangible assets
2021

	Acquired software technologies	Customer relationships	Total
	$	$	$

Cost

As at March 31, 2020	39,591	50,470	90,061
Acquired through business combinations	31,700	165,499	197,199
Exchange differences	1,593	4,121	5,714
As at March 31, 2021	72,884	220,090	292,974

Accumulated amortization

As at March 31, 2020	19,974	7,268	27,242
Amortization	10,242	19,886	30,128
Exchange differences	424	687	1,111
As at March 31, 2021	30,640	27,841	58,481

Net book value as at March 31, 2021	42,244	192,249	234,493
2020

	Acquired software technologies	Customer relationships	Total
	$	$	$

Cost

As at March 31, 2019	17,971	2,663	20,634
Acquired through business combinations	22,265	49,314	71,579
Exchange differences	(645)	(1,507)	(2,152)
As at March 31, 2020	39,591	50,470	90,061

Accumulated amortization

As at March 31, 2019	15,353	2,663	18,016
Amortization	4,621	4,605	9,226
As at March 31, 2020	19,974	7,268	27,242

Net book value as at March 31, 2020	19,617	43,202	62,819